Performance Management - Kirr, Marbach Partners Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The performance information that follows gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future. You may obtain performance information current to the most recent month-end by calling 1-800-870-8039.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information that follows gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with a broad measure of market performance.
Bar Chart [Heading]	2016-2025 CALENDAR YEAR TOTAL RETURN
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund's year-to-date total return as of December 31, 2025 is 14.39%.

Best and Worst Quarterly Returns

BEST	WORST
December 31, 2020	March 31, 2020
21.81%	–33.16%
(4th quarter, 2020)	(1st quarter, 2020)

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	14.39%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	BEST
Highest Quarterly Return	21.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST
Lowest Quarterly Return	(33.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	14.39%	13.77%	9.93%
Return After Taxes on Distributions	13.02%	12.54%	8.71%
Return After Taxes on Distributions and Sale of Fund Shares	9.50%	10.84%	7.81%
S&P 500® Index	17.88%	14.42%	14.82%

(The index presented reflects no deduction for fees, expenses, or taxes)

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(The index presented reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-800-870-8039